Related Party Transactions and Balances (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 SGD ($)	Mar. 31, 2025 USD ($) shares	Mar. 31, 2025 SGD ($) shares
Related Party Transactions and Balances [Line Items]
Accrued expenses			$ 4,885
Loans aggregate principal amount	$ 14,272	$ 18,430
Mr. Jin Ngee Vernon Kwek [Member]
Related Party Transactions and Balances [Line Items]
Amount paid	729		640
Sureties for indemnities amount	6,460			$ 8,663
Mr. Hansel Loo [Member]
Related Party Transactions and Balances [Line Items]
Accrued expenses	315		385
Amount paid	316		$ 386
Mr. Zhang Youwei [Member]
Related Party Transactions and Balances [Line Items]
Shares granted (in Shares) | shares			292,036	292,036
Expenses recognized	208
Mr. Yew Jin Sng and Mr. Hansel Loo [Member]
Related Party Transactions and Balances [Line Items]
Sureties for indemnities amount	8,760	$ 11,312
Officers [Member]
Related Party Transactions and Balances [Line Items]
Accrued expenses			$ 2
Directors [Member]
Related Party Transactions and Balances [Line Items]
Accrued expenses	1,667		$ 1,523
Board of Directors Chairman [Member]
Related Party Transactions and Balances [Line Items]
Shares granted (in Shares) | shares			75,951	75,951
Board of Directors Chairman [Member] | Location, Statement of Income, Balance [Axis]: OtherExpensesMember
Related Party Transactions and Balances [Line Items]
Expenses recognized	$ 60
Primech AI Pte. Ltd[Member] | Mr. Zhang Youwei [Member]
Related Party Transactions and Balances [Line Items]
Shareholders percentage			49.00%	49.00%